SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The Company reports segment information based on the management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of our reportable segments. Prior to the consummation of the Business Combination, the Predecessor operated its business and reported its results through a single operating and reportable segment. Following the Business Combination, the Company determined that it has two operating and reportable segments: Obagi Skincare and Milk Makeup. See. “Note 3, Business Combinations.”
Obagi Skincare - this segment consists of the business of Obagi. Obagi’s business activities include developing, marketing, and selling skin health products. These assets and activities are conducted by Obagi Global Holdings Limited and its wholly-owned subsidiaries.
Milk Makeup - this segment consists of the business of Milk. Milk’s business activities include developing, marketing, and selling cosmetics, skincare, and other beauty products. Milk generates revenue from the sale of cosmetics to retailers, including off-price retailers, and sales DTC via its website.
Central costs include operating expenses related to corporate overhead expenses such as personnel-related costs, professional fees, interest expense related to the 2022 Credit Agreement, and the change in the fair value of derivatives. These costs are not used in evaluating the results of, or in allocating resources to, the Company’s segments.
The accounting policies of the segments are the same as those described in “Note 3, Summary of Significant Accounting Policies.”
The following is a reconciliation of financial measures of the Company’s segments to the consolidated totals:

	Period from July 28 to December 31, 2022 (Successor):
(In thousands)	Obagi Skincare	Milk Makeup	Total

Net revenue	$61,090	$31,283	$92,373
Cost of goods sold	44,973	15,684	60,657
Gross profit	$16,117	$15,599	$31,716
The Company evaluates the performance of its reportable segments based on segment gross profit. Segment gross profit is segment revenue less segment cost of goods sold.
The following table reconciles segment gross profit to net income (loss) before income taxes for the period from July 28 to December 31, 2022 (Successor Period):

Period from July 28 to December 31, 2022
(In thousands)	Successor

Gross profit	$31,716
Selling, general and administrative	88,926
Research and development	1,796
Loss on impairment of goodwill	68,715
Interest expense, net	6,230
Change in fair value of derivative warrant liabilities	(6,793)
Other expenses (income), net	(798)
Income (loss) before income taxes	$(126,360)
Net loss	$(120,557)
The Company does not evaluate performance or allocate resources based on segment asset data, and therefore such information is not presented. All of the Company’s and the Predecessor’s long-lived assets are located in the U.S.